SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Land
Disclosure of detailed information about property, plant and equipment [line items]
Method	Not depreciated
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Time Period	10 - 40 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Time Period	Shorter of estimated useful life or length of the lease
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Time Period	3 - 10 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Method	Not depreciated